SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income for the year	¥ 164,174	$ 23,976	¥ 252,758	¥ 248,903
Share-based compensation	(10,631)	(1,553)	51,664	29,061
Investment income	(211)	(31)	(7,373)	(19,226)
Finance costs	15,161	2,214	19,089
Other receivables, deposits and other assets	9,973	1,456	(10,516)	(13,948)
Accrued expenses and other current liabilities	6,256	914	104,458	50,920
Net cash provided by operating activities	491,227	71,739	864,988	554,216
Cash flows from investing activities
Purchase of long-term investments			(13,416)	(190,920)
Proceed from redemption of short term investments upon maturity	2,390,010	349,039	669,127	1,922,616
Net cash used in investing activities	72,567	10,598	(2,256,009)	(472,460)
Cash flows from financing activities
Dividend to shareholders	(184,238)	(26,906)
Proceeds from follow-on offering				1,151,702
Repurchase of ordinary shares	(56,058)	(8,187)	(417,149)	(108,938)
Proceeds from issuance of bonds			2,069,160
Issuance cost of bonds			(32,971)
Proceeds on exercise of stock options			858
Repurchase of bonds	(10,659)	(1,557)
Net cash provided by financing activities	675,703	98,680	1,479,533	1,092,604
Net increase in cash and cash equivalents, and restricted cash	1,239,497	181,017	88,512	1,174,360
Cash, cash equivalents and restricted cash at beginning of the year	3,265,014	476,825	3,164,081	1,896,662
Effect of exchange rate changes on cash and cash equivalents	(80,574)	(11,767)	12,421	93,059
Cash, cash equivalents and restricted cash at end of the year	4,423,937	646,075	3,265,014	3,164,081
Reportable Legal Entities | Bright Scholar Education Holdings Limited
Cash flows from operating activities
Net income for the year	161,005	23,513	241,099	246,969
Share-based compensation	(10,631)	(1,553)	51,664	29,061
Investment income	(211)	(31)	(7,373)
Finance costs	12,288	1,795	18,908
Equity in earnings of subsidiaries and VIEs	(145,670)	(21,273)	(333,211)	(258,932)
Other receivables, deposits and other assets	(3,050)	(445)	(60,380)	(2,131)
Accrued expenses and other current liabilities	(3,572)	(522)	(3,857)	903
Amounts due to subsidiaries and VIE	100,209	14,635	11
Other non-current assets and liabilities	(1,789)	(261)	(1,621)	4,654
Amounts due from subsidiaries and VIE	(254,001)	(37,095)	(1,727,903)	(378,388)
Amounts due from related parties			(7)
Net cash provided by operating activities	(145,422)	(21,237)	(1,822,670)	(357,864)
Cash flows from investing activities
Purchase of long-term investments			(13,416)	(190,920)
Proceed from redemption of short term investments upon maturity	213,860	31,232
Net cash used in investing activities	213,860	31,232	(13,416)	(190,920)
Cash flows from financing activities
Dividend to shareholders	(184,238)	(26,906)
Proceeds from follow-on offering				(1,151,702)
Repurchase of ordinary shares	(56,058)	(8,187)	(417,149)	(108,938)
Proceeds from issuance of bonds			2,069,160
Issuance cost of bonds			(32,971)
Proceeds on exercise of stock options			858
Repurchase of bonds	(10,659)	(1,557)
Net cash provided by financing activities	(250,955)	(36,650)	1,619,898	1,042,764
Net increase in cash and cash equivalents, and restricted cash	(182,517)	(26,655)	(216,188)	493,980
Cash, cash equivalents and restricted cash at beginning of the year	1,496,959	218,617	1,702,804	1,094,979
Effect of exchange rate changes on cash and cash equivalents	(66,809)	(9,757)	10,343	113,845
Cash, cash equivalents and restricted cash at end of the year	¥ 1,247,633	$ 182,205	¥ 1,496,959	¥ 1,702,804